Long-Term Debt - Additional Information (Detail) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	May 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021
Schedule of Capitalization, Long-term Debt [Line Items]
Note payable, net of current portion			$ 30,768		$ 31,963	$ 36,741
Line Of Credit Facility Expiration Date					April 2019
Line Of Credit Facility Periodic Payment					$ 175
Line Of Credit Facility Interest Rate During Period					5.50%
Line Of Credit		$ 50,000
Debt Instrument Interest Rate Effective Percentage			3.40%		3.10%
Debt Weighted Average Interest Rate			3.20%		3.50%
Line Of Credit Facility Expiration Date1					May 31, 2024
Debt Instrument Maturity Date		May 31, 2024
Debt Instrument Periodic Payment	$ 1,250
Notes Payable			$ 36,250		$ 37,500	42,500
Line of Credit Facility, Maximum Borrowing Capacity					10,000
Lines Of Credit Current			0		0	0
Debt Instrument Fee Amount		$ 1,108
Amortization expenses of debt issuance costs			$ 55	$ 55	$ 222	$ 222	$ 127
Minimum [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Ratio of indebtedness to trailing 12month EBITDA								2.5
Ratio Of Trailing 12 Month EBITDA Adjusted For Capital Expenditures Taxes And Distributions To Principal And Interest Repayments					1.25
Maximum [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Ratio of indebtedness to trailing 12month EBITDA								3
Notes Payable [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Note payable, net of current portion					$ 2,600
London Interbank Offered Rate (LIBOR) [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt Instrument Description Of Variable Rate Basis		LIBOR + 300